                Genworth Life of New York VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

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This prospectus, dated May 1, 2007, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation NY" in our marketing materials.

This prospectus gives details about the contract, Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Global Real Estate Fund -- Series II shares
AIM V.I. Large Cap Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

DWS Variable Series II:
DWS Dreman High Return Equity VIP -- Class B Shares
DWS Dreman Small Mid Cap Value VIP -- Class B Shares
DWS Technology VIP -- Class B Shares

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Portfolio 1
JPMorgan Insurance Trust Core Bond Portfolio 1
JPMorgan Insurance Trust Diversified Equity Portfolio 1
JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
JPMorgan Insurance Trust Equity Index Portfolio 1
JPMorgan Insurance Trust Government Bond Portfolio 1
JPMorgan Insurance Trust Intrepid Growth Portfolio 1
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

J.P. Morgan Series Trust II:
Bond Portfolio
International Equity Portfolio
Mid Cap Value Portfolio
Small Company Portfolio
U.S. Large Cap Core Equity Portfolio

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 Shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2007, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

Definitions......................................................  6

Fee Tables.......................................................  8
   Examples...................................................... 11

Synopsis......................................................... 11

Condensed Financial Information.................................. 15

Financial Statements............................................. 15

The Company...................................................... 15

The Separate Account............................................. 15
   The Portfolios................................................ 16
   Subaccounts................................................... 17
   Voting Rights................................................. 23
   Asset Allocation Program...................................... 23

The Guarantee Account............................................ 29

Charges and Other Deductions..................................... 30
   Transaction Expenses.......................................... 30
       Surrender Charge.......................................... 30
       Exceptions to the Surrender Charge........................ 31
   Deductions from the Separate Account.......................... 31
   Charges for the Living Benefit Rider Options.................. 32
   Charges for the Death Benefit Rider Options................... 33
   Other Charges................................................. 33

The Contract..................................................... 33
   Purchase of the Contract...................................... 33
   Ownership..................................................... 34
   Assignment.................................................... 34
   Purchase Payments............................................. 35
   Valuation Day and Valuation Period............................ 35
   Allocation of Purchase Payments............................... 35
   Enhanced Payment Benefit Option............................... 36
   Valuation of Accumulation Units............................... 36

Transfers........................................................ 37
   Transfers Before the Annuity Commencement Date................ 37
   Transfers from the Guarantee Account to the Subaccounts....... 37
   Transfers from the Subaccounts to the Guarantee Account....... 37
   Transfers Among the Subaccounts............................... 37
   Telephone/Internet Transactions............................... 38
   Confirmation of Transactions.................................. 39
   Special Note on Reliability................................... 39
   Transfers by Third Parties.................................... 39
   Special Note on Frequent Transfers............................ 39
   Dollar Cost Averaging Program................................. 41
   Portfolio Rebalancing Program................................. 42
   Guarantee Account Interest Sweep Program...................... 42

Surrenders and Partial Withdrawals...................................  43
   Surrenders and Partial Withdrawals................................  43
   Systematic Withdrawal Program.....................................  44
   Guaranteed Minimum Withdrawal Benefit for Life Riders Options.....  45
       Lifetime Income Plus 2007.....................................  45
       Lifetime Income Plus..........................................  53
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit for Life Riders.....................................  64

Death of Owner and/or Annuitant......................................  64
   Distribution Provisions Upon Death of Owner or Joint Owner........  64
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...............................................  65
   Basic Death Benefit...............................................  65
   Annual Step-Up Death Benefit Rider Option.........................  65
   Termination of Death Benefit Rider Option When Contract
     Assigned or Sold................................................  66
   How to Claim Proceeds and/or Death Benefit Payments...............  66
   Distribution Rules................................................  67

Income Payments......................................................  67
   Optional Payment Plans............................................  69
   Variable Income Payments..........................................  70
   Transfers After the Annuity Commencement Date.....................  70
   Payment Protection Rider Options..................................  70
       Payment Optimizer Plus........................................  70
       Principal Protection Advantage................................  79

Tax Matters..........................................................  87
   Introduction......................................................  87
   Taxation of Non-Qualified Contracts...............................  87
   Section 1035 Exchanges............................................  90
   Qualified Retirement Plans........................................  90
   Federal Income Tax Withholding....................................  92
   State Income Tax Withholding......................................  93
   Tax Status of the Company.........................................  93
   Changes in the Law................................................  93

Requesting Payments..................................................  93

Sale of the Contracts................................................  94

Additional Information...............................................  95
   Owner Questions...................................................  95
   Return Privilege..................................................  95
   State Regulation..................................................  95
   Evidence of Death, Age, Gender, Marital Status or Survival........  95
   Records and Reports...............................................  95
   Other Information.................................................  96
   Legal Proceedings.................................................  96

Appendix A -- Examples of the Available Death Benefits............... A-1

Appendix B -- Condensed Financial Information........................ B-1

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, each one year period following the Benefit Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Income Start Date -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.

Payment Optimizer Plus -- The marketing name for the Payment ProtectionVariable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.

Rider Death Benefit -- The death benefit payable under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Roll-Up Value - An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007.

Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   ------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
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Annual Contract Charge                                       $30.00/1/
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Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
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  Mortality and Expense Risk Charge                            1.30%
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  Administrative Expense Charge                                0.15%
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Optional Benefit
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------
                                                  Current Charge Maximum Charge/2/
                                                  --------------------------------
  Enhanced Payment Benefit Option                     0.15%           0.15%
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Living Benefit Rider Options/3/
 (as a percentage of your average daily net assets in the Separate Account)
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                                                  Current Charge Maximum Charge/2/
                                                  --------------------------------
Lifetime Income Plus 2007
  Single Annuitant Contract                           0.75%           2.00%
                                                  --------------------------------
  Joint Annuitant Contract                            0.85%           2.00%
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Lifetime Income Plus/4/
  Single Annuitant Contract                           0.60%           2.00%
                                                  -------------------------------
  Joint Annuitant Contract                            0.75%           2.00%
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Payment Optimizer Plus
  Single Annuitant Contract                           0.50%           1.25%
                                                  -------------------------------
  Joint Annuitant Contract                            0.65%           1.25%
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Principal Protection Advantage/5/                     0.40%           1.00%
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Death Benefit Rider Options
 (as a percentage of your Contract Value at the time the charge is taken)/6/
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                                                  Current Charge Maximum Charge/2/
                                                  --------------------------------
Annual Step-Up Death Benefit Rider Option             0.20%           0.20%
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                                                  Current Charge  Maximum Charge
                                                  --------------------------------
Maximum Total Separate Account Annual Expenses/7/     2.65%           3.80%
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/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/None of the living benefit riders may be elected together or in any combination. Only one may be elected and, if so, it must be elected at the time of application. We reserve the right to discontinue offering any rider option at any time for any reason.

 The Enhanced Payment Benefit Option may be elected at application with Lifetime Income Plus or Payment Optimizer Plus for contracts issued on or after January 5, 2007, and with Lifetime Income Plus 2007 for contracts issued on or after May 1, 2007. Prior to January 5, 2007, the Enhanced Payment Benefit Option could not be elected with any living benefit rider.

/4/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2007.

/5/Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

/6/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

/7/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Enhanced Payment Benefit Option, the Annual Step-Up Death Benefit Rider Option and Lifetime Income Plus 2007 as a Joint Annuitant Contract. If another combination optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see "Sale of the Contract" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/              Minimum Maximum
---------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)    0.40%   1.61%
---------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.61%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  .  elected Lifetime Income Plus 2007;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,154      $2,327      $3,389       $5,741

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $592       $1,765      $2,921       $5,741

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account).

  . a maximum charge of 2.00% for Lifetime Income Plus 2007 (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the optional benefits are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from one of the Payment Protection Rider Options will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Principal Protection Advantage" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. We also charge for the optional riders. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and "Guarantee Account" provisions of this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial
Withdrawals --Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial Withdrawals --Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

What optional benefits are available in this prospectus? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.

The Enhanced Payment Benefit Option. The Enhanced Payment Benefit Option is available at an additional charge if elected when you apply for the contract. If you elect this optional rider, we will add a percentage of each purchase payment you make to your Contract Value. Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus or Lifetime Income Plus 2007 or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base or benefit base. Please see the "Enhanced Payment Benefit Option" provision of this prospectus for more information.

The "Living Benefit Rider" Options. We provide two "living benefit rider" options under this prospectus. You may not purchase the riders together.

We currently offer one Guaranteed Minimum Withdrawal Benefit for Life Rider under this prospectus, Lifetime Income Plus 2007, which provides guaranteed withdrawals until the death of the last Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Another Guaranteed Minimum Withdrawal Benefit for Life Rider, Lifetime Income Plus, however, is not available for contracts issued on or after May 1, 2007. Please see the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features.

We currently offer one Payment Protection Rider, Payment Optimizer Plus, which provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Another Payment Protection Rider, Principal Protection Advantage, however, is not available for contracts issued on or after January 5, 2007. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about these riders and their features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit available under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments --Payment Protection Rider Options" provisions of this prospectus.

What are the Federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of the Accumulation Unit Values.

FINANCIAL STATEMENTS

The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and you currently may change your future purchase payment allocation without penalty or charges. However, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. In addition, there are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 313-5282, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments to the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                        Subaccount Investing In                     Investment Objective
                        ----------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Capital Appreciation     Seeks to provide growth of capital.
INSURANCE FUNDS         Fund -- Series I shares
                        ----------------------------------------------------------------------------
                        AIM V.I. Global Real Estate       Seeks to achieve high total return.
                        Fund -- Series II shares
                        ----------------------------------------------------------------------------
                        AIM V.I. Large Cap Growth         Seeks to provide long-term growth of
                        Fund -- Series I shares           capital
                        ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Growth and      Long-term growth of capital.
VARIABLE PRODUCTS       Income Portfolio -- Class B
SERIES FUND, INC.
                        ----------------------------------------------------------------------------
                        AllianceBernstein Large Cap       Long-term growth of capital.
                        Growth Portfolio -- Class B
                        ----------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth                Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,    Fund -- Class I                   secondary objective.
INC.                    ----------------------------------------------------------------------------
                        VP International Fund -- Class I  Seeks capital growth.

                        ----------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I       Seeks long-term capital growth.

                        ----------------------------------------------------------------------------
                        VP Value Fund -- Class I          Seeks long-term capital growth.
                                                          Income is a secondary objective.
                        ----------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --   Pursues long-term total return using a
VARIABLE PORTFOLIOS II, Class II                          strategy that seeks to protect against
INC.                                                      U.S. inflation.
                        ----------------------------------------------------------------------------
DREYFUS                 Dreyfus Investment Portfolios     Seeks investment returns that are
                        MidCap Stock Portfolio -- Initial greater than the total return
                        Shares                            performance of publicly traded
                                                          common stocks of medium-size
                                                          domestic companies in the aggregate
                                                          as represented by the Standard &
                                                          Poor's 400 MidCap Index.
                        ----------------------------------------------------------------------------
                        Dreyfus Variable Investment       Seeks as high a level of current income
                        Fund -- Money Market Portfolio    as is consistent with the preservation of
                                                          capital./1/
                        ----------------------------------------------------------------------------
                        The Dreyfus Socially Responsible  Seeks capital growth, with current
                        Growth Fund, Inc. -- Initial      income as a secondary objective.
                        Shares
                        ----------------------------------------------------------------------------
DWS VARIABLE SERIES II  DWS Dreman High Return Equity     The portfolio seeks to achieve a high
                        VIP -- Class B Shares             rate of total return.

                        ----------------------------------------------------------------------------
                        DWS Dreman Small Mid Cap          The portfolio seeks long-term capital
                        Value VIP -- Class B Shares       appreciation.

                        ----------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks to provide growth of capital.       A I M Advisors, Inc.

-----------------------------------------------------------------------------
Seeks to achieve high total return.       A I M Advisors, Inc. (subadvised by
         INVESCO Institutional (N.A.), Inc.)
-----------------------------------------------------------------------------
Seeks to provide long-term growth of      A I M Advisors, Inc.
capital
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Seeks capital growth. Income is a         American Century Investment
secondary objective.                      Management, Inc.
-----------------------------------------------------------------------------
Seeks capital growth.                     American Century Global
                                          Investment Management, Inc.
-----------------------------------------------------------------------------
Seeks long-term capital growth.           American Century Investment
                                          Management, Inc.
-----------------------------------------------------------------------------
Seeks long-term capital growth.           American Century Investment
Income is a secondary objective.          Management, Inc.
-----------------------------------------------------------------------------
Pursues long-term total return using a    American Century Investment
strategy that seeks to protect against    Management, Inc.
U.S. inflation.
-----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate
as represented by the Standard &
Poor's 400 MidCap Index.
-----------------------------------------------------------------------------
Seeks as high a level of current income   The Dreyfus Corporation
as is consistent with the preservation of
capital./1/
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

-----------------------------------------------------------------------------
The portfolio seeks to achieve a high     Deutsche Asset Management
rate of total return.                     (subadvised by Dreman Value
                                          Management L.L.C.)
-----------------------------------------------------------------------------
The portfolio seeks long-term capital     Deutsche Asset Management
appreciation.                             (subadvised by Dreman Value
                                          Management L.L.C.)
-----------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


                     Subaccount Investing In                     Investment Objective
                     ---------------------------------------------------------------------------
                     DWS Technology VIP -- Class B     The portfolio seeks growth of capital.
                     Shares
                     ---------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund      To provide a high level of current
TRUST                                                  income.
                     ---------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term capital growth by
                     Fund                              investing in a worldwide and
                                                       diversified portfolio of health sciences
                                                       companies.
                     ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Contrafund(R)                 Seeks long-term capital appreciation.
INSURANCE PRODUCTS   Portfolio -- Service Class 2
FUND









                     ---------------------------------------------------------------------------
                     VIP Equity-Income                 Seeks reasonable income. The fund
                     Portfolio -- Service Class 2      will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                     ---------------------------------------------------------------------------
                     VIP Mid Cap Portfolio -- Service  Seeks long-term growth of capital.
                     Class 2

                     ---------------------------------------------------------------------------
FRANKLIN TEMPLETON   Franklin Income Securities        Seeks to maximize income while
VARIABLE INSURANCE   Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities. The fund seeks income by
                                                       investing in corporate, foreign and
                                                       U.S. Treasury bonds as well as stocks
                                                       with dividend yields the manager
                                                       believes are attractive.
                     ---------------------------------------------------------------------------
                     Franklin Large Cap Growth         Seeks capital appreciation. The fund
                     Securities Fund -- Class 2 Shares normally invests at least 80% of its net assets in investments of large
                                                       capitalization companies and normally
                                                       invests predominantly in equity
                                                       securities.
                     ---------------------------------------------------------------------------
                     Mutual Shares Securities          Seeks capital appreciation, with
                     Fund -- Class 2 Shares            income as a secondary goal. The fund
                                                       normally invests primarily in equity
                                                       securities of companies the manager
                                                       believes are undervalued. The fund
                                                       also invests, to a lesser extent in risk
                                                       arbitrage securities and distressed
                                                       companies.
                     ---------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
The portfolio seeks growth of capital.   Deutsche Asset Management

---------------------------------------------------------------------------
To provide a high level of current       Eaton Vance Management
income.
---------------------------------------------------------------------------
Seeks long-term capital growth by        OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
---------------------------------------------------------------------------
Seeks long-term capital appreciation.    Fidelity Management & Research
                                         Company (FMR) (subadvised by
                     FMR Co., Inc. (FMRC), Fidelity
                                         Research & Analysis Company
                                         (FRAC), Fidelity Management &
                                         Research (U.K.) Inc. (FMR U.K.),
                                         Fidelity International Investment
                                         Advisors (FIAA), Fidelity
                                         International Investment Advisors
                                         (U.K.) Limited (FIAA(U.K.)L), and
                                         Fidelity Investments Japan Limited
                                         (FIJ))
---------------------------------------------------------------------------
Seeks reasonable income. The fund        FMR (subadvised by FMRC, FRAC,
will also consider the potential for     FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
---------------------------------------------------------------------------
Seeks long-term growth of capital.       FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
---------------------------------------------------------------------------
Seeks to maximize income while           Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities. The fund seeks income by
investing in corporate, foreign and
U.S. Treasury bonds as well as stocks
with dividend yields the manager
believes are attractive.
---------------------------------------------------------------------------
Seeks capital appreciation. The fund     Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies and normally
invests predominantly in equity
securities.
---------------------------------------------------------------------------
Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in equity
securities of companies the manager
believes are undervalued. The fund
also invests, to a lesser extent in risk
arbitrage securities and distressed
companies.
---------------------------------------------------------------------------


                   Subaccount Investing In                      Investment Objective
                   -----------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital growth. The
                   Fund -- Class 2 Shares            fund normally invests at least 80% of
                                                     its net assets in investments of issuers
                                                     located outside the U.S., including
                                                     those in emerging markets, and
                                                     normally invests predominantly in
                                                     equity securities.
                   -----------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return. The fund
                   Fund -- Class 2 Shares            normally invests in equity securities of
                                                     companies of any country, debt
                                                     securities of companies and
                                                     governments of any country, and in
                                                     money market securities. The fund
                                                     normally invests substantially to
                                                     primarily in equity securities.
                   -----------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital growth. The
                   Fund -- Class 2 Shares            fund normally invests primarily in
                                                     equity securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   -----------------------------------------------------------------------------
GE INVESTMENTS     Total Return Fund/1/              Seeks the highest total return
FUNDS, INC.                                          composed of current income and
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.
                   -----------------------------------------------------------------------------
JPMORGAN INSURANCE JPMorgan Insurance Trust          Seeks to provide total return while
TRUST              Balanced Portfolio 1              preserving capital.

                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust Core     Seeks to maximize total return by
                   Bond Portfolio 1                  investing primarily in a diversified
                                                     portfolio of intermediate- and long-
                                                     term debt securities.
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks to provide high total return from
                   Diversified Equity Portfolio 1    a portfolio of selected equity securities.

                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks growth of capital and,
                   Diversified Mid Cap Growth        secondarily, current income by
                   Portfolio 1                       investing primarily in equity securities.
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust Equity   Seeks investment results that
                   Index Portfolio 1                 correspond to the aggregate price and
                                                     dividend performance of securities in
                                                     the Standard & Poor's 500 Composite
                                                     Stock Price Index (S&P 500 Index).
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks a high level of current income
                   Government Bond Portfolio 1       with liquidity and safety of principal.

                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks to provide long-term capital
                   Intrepid Growth Portfolio 1       growth.

                   -----------------------------------------------------------------------------

                                               Adviser (and Sub-Adviser(s),
           Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of      (subadvised by Franklin Templeton
its net assets in investments of issuers   Investment Management, Limited)
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
-------------------------------------------------------------------------------
Seeks high total return. The fund          Templeton Investment Counsel, LLC
normally invests in equity securities of   (subadvised by Franklin Templeton
companies of any country, debt             Investment Management, Limited)
securities of companies and
governments of any country, and in
money market securities. The fund
normally invests substantially to
primarily in equity securities.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-------------------------------------------------------------------------------
Seeks the highest total return             GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks to provide total return while        JPMorgan Investment Advisors Inc,
preserving capital.                        an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Advisors Inc,
investing primarily in a diversified       an indirect, wholly-owned subsidiary
portfolio of intermediate- and long-       of JPMorgan Chase.
term debt securities.
-------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Advisors Inc,
a portfolio of selected equity securities. an indirect, wholly-owned subsidiary of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks growth of capital and,               JPMorgan Investment Advisors Inc,
secondarily, current income by             an indirect, wholly-owned subsidiary
investing primarily in equity securities.  of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Advisors Inc,
correspond to the aggregate price and      an indirect, wholly-owned subsidiary
dividend performance of securities in      of JPMorgan Chase.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------
Seeks a high level of current income       JPMorgan Investment Advisors Inc,
with liquidity and safety of principal.    an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks to provide long-term capital         JPMorgan Investment Advisors Inc,
growth.                                    an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase.
-------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                     Subaccount Investing In                     Investment Objective
                     ---------------------------------------------------------------------------
                     JPMorgan Insurance Trust          Seeks long-term capital growth by
                     Intrepid Mid Cap Portfolio 1      investing primarily in equity securities
                                                       of companies with intermediate
                                                       capitalizations.
                     ---------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock     The fund's investment objective is to
INSURANCE TRUST      Series -- Service Class Shares    seek capital appreciation. The fund's
                                                       objective may be changed without
                                                       shareholder approval.
                     ---------------------------------------------------------------------------
                     MFS(R) Strategic Income Series -- The fund's investment objective is to
                     Service Class Shares              seek total return with an emphasis on
                                                       high current income, but also
                                                       considering capital appreciation. The
                                                       fund's objective may be changed
                                                       without shareholder approval.
                     ---------------------------------------------------------------------------
                     MFS(R) Total Return               The fund's investment objective is to
                     Series -- Service Class Shares    seek total return. The fund's objective
                                                       may be changed without shareholder
                                                       approval.
                     ---------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Capital               Seeks capital appreciation by investing
ACCOUNT FUNDS        Appreciation Fund/VA -- Service   in securities of well-known established
                     Shares                            companies.
                     ---------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/     Seeks high total return (which includes
                     VA -- Service Shares              growth in the value of its shares as
                                                       well as current income) from equity
                                                       and debt securities.
                     ---------------------------------------------------------------------------
                     Oppenheimer Main Street Small     Seeks capital appreciation.
                     Cap Fund/VA -- Service Shares
                     ---------------------------------------------------------------------------
PIMCO VARIABLE       High Yield Portfolio --           Seeks maximum total return,
INSURANCE TRUST      Administrative Class Shares       consistent with preservation of capital
                                                       and prudent investment management.
                                                       Invests at least 80% of its assets in a
                                                       diversified portfolio of high yield
                                                       securities ("junk bonds") rated below
                                                       investment grade but rated at least Caa
                                                       by Moody's or CCC by S&P, or, if
                                                       unrated, determined by PIMCO to be
                                                       of comparable quality, subject to a
                                                       maximum of 5% of its total assets in
                                                       securities rated Caa by Moody's or
                                                       CCC by S&P, or, if unrated,
                                                       determined by PIMCO to be of
                                                       comparable quality.
                     ---------------------------------------------------------------------------
                     Low Duration Portfolio --         Seeks maximum total return,
                     Administrative Class Shares       consistent with preservation of capital
                                                       and prudent investment management.
                     ---------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks long-term capital growth by        JPMorgan Investment Advisors Inc,
investing primarily in equity securities an indirect, wholly-owned subsidiary
of companies with intermediate           of JPMorgan Chase.
capitalizations.
-----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation. The fund's    Company
objective may be changed without
shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek total return with an emphasis on    Company
high current income, but also
considering capital appreciation. The
fund's objective may be changed
without shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek total return. The fund's objective  Company
may be changed without shareholder
approval.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in securities of well-known established
companies.
-----------------------------------------------------------------------------
Seeks high total return (which includes  OppenheimerFunds, Inc.
growth in the value of its shares as
well as current income) from equity
and debt securities.
-----------------------------------------------------------------------------
Seeks capital appreciation.              OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
-----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
-----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                   Investment Objective                     as applicable)
                   -----------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES Bond Portfolio                 Seeks high total return consistent with    J.P. Morgan Investment
TRUST II                                          moderate risk of capital and               Management, Inc., a subsidiary of
                                                  maintenance of liquidity.                  J.P. Morgan Chase & Co.
                   -----------------------------------------------------------------------------------------------------------
                   International Equity Portfolio Seeks to provide high total return from    J.P. Morgan Investment
                                                  a portfolio of equity securities of        Management, Inc., a subsidiary of
                                                  foreign companies.                         J.P. Morgan Chase & Co.
                   -----------------------------------------------------------------------------------------------------------
                   Mid Cap Value Portfolio        Seeks growth from capital appreciation.    J.P. Morgan Investment
                                                                                             Management, Inc., a subsidiary of
                                                                                             J.P. Morgan Chase & Co.
                   -----------------------------------------------------------------------------------------------------------
                   Small Company Portfolio        Seeks to provide high total return from    J.P. Morgan Investment
                                                  a portfolio of small company stocks.       Management, Inc., a subsidiary of
                                                                                             J.P. Morgan Chase & Co.
                   -----------------------------------------------------------------------------------------------------------
                   U.S. Large Cap Core Equity     Seeks to provide high total return from    J.P. Morgan Investment
                   Portfolio                      a portfolio of selected equity securities. Management, Inc., a subsidiary of
                                                                                             J.P. Morgan Chase & Co.
                   -----------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.15% to 0.25%. The Portfolios that pay a service fee to us are:
   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       High Yield Portfolio -- Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.05% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., DWS Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Asset Management, Inc. ("GFAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. Asset Allocation Model C can be elected as the Investment Strategy by contract owners that purchased one of the Guaranteed Minimum Withdrawal Benefit Rider for Life Options or one of the Payment Protection Rider Options.

  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit Rider for Life Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose any one of the five available Asset Allocation Models.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFAM's role as investment adviser for the Asset Allocation Program, you may review GFAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GFAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of
 Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected the

Guaranteed Minimum Withdrawal Benefit for Life Rider Option or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFAM and GFAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFAM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.

If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFAM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial advisor on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFAM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of you Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccount or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GFAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFAM's ultimate parent, or its affiliates. GFAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. These models are available effective May 1, 2007. If you purchased your contract prior to May 1, 2007, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of August 17, 2007, or the Valuation Day we receive instructions from you to participate in the updated Model. On that day, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      at accept a low to   to accept a          at accept a          at accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of            Growth of capital    Growth of capital.
current income with  income. Target       capital with a low   but without the      Target allocation
preservation of      allocation mix is    to moderate level    price swings of an   mix is 100%
capital. Target      40% equities and     of current income.   all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                     Portfolios                          Model A Model B Model C Model D Model E
--------------------------------------------------------------------------------------------------------------------------------
Equities
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             Franklin Templeton Variable Insurance Products Trust --
                            Mutual Shares Securities Fund -- Class 2 Shares                 2%      3%      5%      6%      8%
                            ----------------------------------------------------------------------------------------------------
                            Fidelity(R) Variable Insurance Products Fund --
                            VIP Equity-Income Portfolio -- Service Class 2                  1%      3%      4%      6%      7%
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend             JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Diversified Equity Portfolio 1         1%      3%      4%      5%      6%
                            ----------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Equity Index Portfolio 1               1%      2%      3%      5%      6%
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth            Fidelity(R) Variable Insurance Products Fund --
                            VIP Contrafund Portfolio -- Service Class 2                     1%      3%      5%      7%      8%
                            ----------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Growth Portfolio 1            2%      4%      5%      7%      9%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1    2%      2%      4%      4%      6%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Core              Oppenheimer Variable Account Funds --
                            Oppenheimer Main Street Small Cap Fund/VA -- Service Shares     1%      2%      3%      4%      5%
--------------------------------------------------------------------------------------------------------------------------------
International Value         Franklin Templeton Variable Insurance Products Trust --
                            Templeton Foreign Securities Fund -- Class 2 Shares             5%      9%     14%     18%     23%
--------------------------------------------------------------------------------------------------------------------------------
International Growth        American Century Variable Portfolios, Inc. --
                            VP International Fund -- Class I                                4%      8%     12%     16%     20%
--------------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate    AIM Variable Insurance Funds --
                            AIM V.I. Global Real Estate Fund -- Series II shares            0%      1%      1%      2%      2%
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    Total % Equities                                                                       20%     40%     60%     80%    100%
--------------------------------------------------------------------------------------------------------------------------------

Fixed Income
--------------------------------------------------------------------------------------------------------------------------------
Short Term Bonds            PIMCO Variable Insurance Trust --
                            Low Duration Portfolio -- Administrative Class Shares          44%     33%     22%     11%      0%
--------------------------------------------------------------------------------------------------------------------------------
Government Bonds            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Government Bond Portfolio 1           14%     10%      7%      3%      0%
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds     JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Core Bond Portfolio 1                 14%     11%      7%      4%      0%
--------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income   Eaton Vance Variable Trust -- VT Floating-Rate Income Fund      8%      6%      4%      2%      0%
--------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                   80%     60%     40%     20%      0%
--------------------------------------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007 or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by the rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the charges for the Enhanced Payment Benefit Option or any of the other optional riders, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction
Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

   Number of      Surrender Charge
   Completed     as a Percentage of
 Years Since We  the Surrendered or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 8%
       1                 8%
       2                 7%
       3                 7%
       4                 6%
       5                 5%
       6                 4%
       7                 2%
   8 or more             0%
-----------------------------------

The surrender charge, if you do not elect the Enhanced Payment Benefit Option, is as follows:

                  Surrender Charge
   Number of     as a Percentage of
   Completed      the Surrendered
 Years Since We          or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 6%
       1                 6%
       2                 6%
       3                 6%
       4                 5%
       5                 4%
   6 or more             0%
-----------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the

Enhanced Payment Benefit Option. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

Charges for the Living Benefit Rider Options

Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2007 at any time and for any reason.

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

Payment Optimizer Plus may not be available in all markets. We reserve the right to discontinue offering Payment Optimizer Plus at any time and for any reason.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, currently equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for
Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and
Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in the State of New York and if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan if you elected the rider at the time of application and you elect to take income payments under the rider.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

If you elect either of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. See the "Surrender and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income
Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

Enhanced Payment
Benefit Option

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus or Lifetime Income Plus 2007 or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base or benefit base.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

In addition, please note that any applicable enhanced payment benefit will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus or Lifetime Income Plus 2007 or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base or benefit base.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on of after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among
the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on
Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by
Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on
Frequent
Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, effective April 16, 2007, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund --Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone, or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . You elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . You reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and
Partial
Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Systematic
Withdrawal
Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus.

If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Option" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed
Minimum
Withdrawal
Benefit for Life
Rider Options

We currently offer Lifetime Income Plus 2007 under this prospectus. Lifetime Income Plus, however, is no longer available for contracts issued on or after May 1, 2007. These Guaranteed Minimum Withdrawal Benefit for Life Rider Options provide for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These rider options are discussed in separate sections below.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 may not be available in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the

Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments
received.   As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Rider Death Benefit or Roll-Up Value, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2007, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base, Rider Death Benefit or Roll-Up Value when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restore will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective

Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,118        100,000     140,000      58,000
    75            38,118         8,400         28,956        100,000     140,000      49,600
    76            28,956         8,400         19,977        100,000     140,000      41,200
    77            19,977         8,400         11,177        100,000     140,000      32,800
    78            11,177         8,400          2,554        100,000     140,000      24,400
    79             2,554         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,763        100,000     125,000      47,500
    88            31,763         8,750         22,378        100,000     125,000      38,750
    89            22,378         8,750         13,180        100,000     125,000      30,000
    90            13,180         8,750          4,167        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions.

If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy" provision below.

The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the withdrawal base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Notification. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:


                      Restore Provision                                                Reset Provision
-------------------------------------------------------------------------------------------------------------------------------
You may restore on a contract anniversary once during the life You may reset on a contract anniversary periodically after your
of this rider.                                                 Benefit Date.
-------------------------------------------------------------------------------------------------------------------------------
You must allocate all assets to the prescribed Investment      You must allocate all assets to the prescribed Investment
Strategy in effect as of the last Benefit Date prior to the    Strategy available as of the date of the reset.
reduction in benefits.
-------------------------------------------------------------------------------------------------------------------------------
Your rider charge assessed will remain the same as the charge  Your rider charge may increase, not to exceed an annualized
that was in effect as of your last Benefit Date prior to the   rate of 2.00% of assets in the Separate Account, calculated on a
reduction in benefits.                                         daily basis.
-------------------------------------------------------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser of the current         Your Withdrawal Base will be reset to equal your Contract
Contract Value and your prior Withdrawal Base.                 Value as of the date you reset your benefit.
-------------------------------------------------------------------------------------------------------------------------------
The Withdrawal Factor will be restored to 100% of the original The Withdrawal Factor will be reset to 100% of the original age
age Withdrawal Factor.                                         Withdrawal Factor.
-------------------------------------------------------------------------------------------------------------------------------
The Rider Death Benefit will be the lesser of Contract Value   The Rider Death Benefit will be the lesser of Contract Value
and total purchase payments less Gross Withdrawals.            and total purchase payments less Gross Withdrawals.
-------------------------------------------------------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency, to no less than annually, so that the payment will be at least $100. The Rider Death
    Benefit will continue under the supplemental contract. The Rider Death
     Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective

Lifetime Income Plus must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;


   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,655        100,000      50,500
74        37,655         5,500         31,402        100,000      45,000
75        31,402         5,500         25,274        100,000      39,500
76        25,274         5,500         19,269        100,000      34,000
77        19,269         5,500         13,383        100,000      28,500
78        13,383         5,500          7,616        100,000      23,000
79         7,616         5,500          1,963        100,000      17,500
80         1,963         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $104,000        $5,500        $96,420       $100,000     $94,500
66        96,420         5,500         88,992        100,000      89,000
67        88,992         5,500         81,712        100,000      83,500
68        81,712         5,500         74,578        100,000      78,000
69        74,578         5,500         67,586        100,000      72,500
70        67,586         5,500         60,734        100,000      67,000
71        60,734         5,500         54,020        100,000      61,500
72        54,020         5,500         47,439        100,000      56,000
73        47,439         5,500         40,990        100,000      50,500
74        40,990         5,500         34,671        100,000      45,000
75        34,671         5,500         28,477        100,000      39,500
76        28,477         5,500         22,408        100,000      34,000
77        22,408         5,500         16,459        100,000      28,500
78        16,459         5,500         10,630        100,000      23,000
79        10,630         5,500          4,918        100,000      17,500
80         4,918         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $102,500      $100,000     $94,500
66       102,500         5,638         105,063       102,500      88,863
67       105,063         5,778         107,689       105,063      83,084
68       107,689         5,923         110,381       107,689      77,161
69       110,381         6,071         113,141       110,381      71,090
70       113,141         6,223         115,969       113,141      64,867
71       115,969         6,378         118,869       115,969      58,489
72       118,869         6,538         121,840       118,869      51,951
73       121,840         6,701         124,886       121,840      45,250
74       124,886         6,869         128,008       124,886      38,381
75       128,008         7,040         131,209       128,008      31,341
76       131,209         7,216         134,489       131,209      24,124
77       134,489         7,397         137,851       134,489      16,728
78       137,851         7,582         141,297       137,851       9,146
79       141,297         7,771         144,830       141,297       1,374
80       144,830         7,966         148,451       144,830           0
81       148,451         8,165         152,162       148,451           0
82       152,162         8,369         155,966       152,162           0
83       155,966         8,578         159,865       155,966           0
84       159,865         8,793         163,862       159,865           0
85       163,862         9,012         167,958       163,862           0
86       167,958         9,238         172,157       167,958           0
87       172,157         9,469         176,461       172,157           0
88       176,461         9,705         180,873       176,461           0
89       180,873         9,948         185,394       180,873           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $104,000        $ 5,500       $106,820      $100,000     $94,500
66       106,820          5,875        109,491       106,820      88,625
67       109,491          6,022        112,228       109,491      82,603
68       112,228          6,173        115,033       112,228      76,430
69       115,033          6,327        117,909       115,033      70,104
70       117,909          6,485        120,857       117,909      63,619
71       120,857          6,647        123,878       120,857      56,971
72       123,878          6,813        126,975       123,878      50,158
73       126,975          6,984        130,150       126,975      43,174
74       130,150          7,158        133,404       130,150      36,016
75       133,404          7,337        136,739       133,404      28,679
76       136,739          7,521        140,157       136,739      21,158
77       140,157          7,709        143,661       140,157      13,450
78       143,661          7,901        147,253       143,661       5,548
79       147,253          8,099        150,934       147,253           0
80       150,934          8,301        154,707       150,934           0
81       154,707          8,509        158,575       154,707           0
82       158,575          8,722        162,539       158,575           0
83       162,539          8,940        166,603       162,539           0
84       166,603          9,163        170,768       166,603           0
85       170,768          9,392        175,037       170,768           0
86       175,037          9,627        179,413       175,037           0
87       179,413          9,868        183,898       179,413           0
88       183,898         10,114        188,496       183,898           0
89       188,496         10,367        193,208       188,496           0
--------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

    Contract
     Value -  Withdrawals  Contract     Withdrawal   Withdrawal  Rider Death
    Beginning   Taken -     Value -   Limit - Before   Base -     Benefit -
Age  of Year  End of Year End of Year   Withdrawal   End of Year End of Year
----------------------------------------------------------------------------
65  $100,000    $7,000     $101,000       $5,500      $ 93,000     $93,000
66   101,000     7,000      102,080        5,555        94,000      86,000
67   102,080     7,000      103,246        5,614        95,080      79,000
68   103,246     7,000      104,506        5,679        96,246      72,000
69   104,506     7,000      105,867        5,748        97,506      65,000
70   105,867     7,000      107,336        5,823        98,867      58,000
71   107,336     7,000      108,923        5,903       100,336      51,000
72   108,923     7,000      110,637        5,991       101,923      44,000
73   110,637     7,000      112,488        6,085       103,637      37,000
74   112,488     7,000      114,487        6,187       105,488      30,000
75   114,487     7,000      116,645        6,297       107,487      23,000
76   116,645     7,000      118,977        6,416       109,645      16,000
77   118,977     7,000      121,495        6,544       111,977       9,000
78   121,495     7,000      124,215        6,682       114,495       2,000
79   124,215     7,000      127,152        6,832       117,215           0
80   127,152     7,000      130,324        6,993       120,152           0
81   130,324     7,000      133,750        7,168       123,324           0
82   133,750     7,000      137,450        7,356       126,750           0
83   137,450     7,000      141,446        7,560       130,450           0
84   141,446     7,000      145,762        7,780       134,446           0
85   145,762     7,000      150,423        8,017       138,762           0
86   150,423     7,000      155,457        8,273       143,423           0
87   155,457     7,000      160,893        8,550       148,457           0
88   160,893     7,000      166,765        8,849       153,893           0
89   166,765     7,000      173,106        9,172       159,765           0
----------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

    Contract
     Value -  Withdrawals  Contract     Withdrawal   Withdrawal  Rider Death
    Beginning   Taken -     Value -   Limit - Before   Base -     Benefit -
Age  of Year  End of Year End of Year   Withdrawal   End of Year End of Year
----------------------------------------------------------------------------
65  $104,000    $7,000     $105,320      $ 5,500      $ 93,000     $93,000
66   105,320     7,000      106,746        5,793        98,320      86,000
67   106,746     7,000      108,285        5,871        99,746      79,000
68   108,285     7,000      109,948        5,956       101,285      72,000
69   109,948     7,000      111,744        6,047       102,948      65,000
70   111,744     7,000      113,683        6,146       104,744      58,000
71   113,683     7,000      115,778        6,253       106,683      51,000
72   115,778     7,000      118,040        6,368       108,778      44,000
73   118,040     7,000      120,484        6,492       111,040      37,000
74   120,484     7,000      123,122        6,627       113,484      30,000
75   123,122     7,000      125,972        6,772       116,122      23,000
76   125,972     7,000      129,050        6,928       118,972      16,000
77   129,050     7,000      132,374        7,098       122,050       9,000
78   132,374     7,000      135,964        7,281       125,374       2,000
79   135,964     7,000      139,841        7,478       128,964           0
80   139,841     7,000      144,028        7,691       132,841           0
81   144,028     7,000      148,550        7,922       137,028           0
82   148,550     7,000      153,434        8,170       141,550           0
83   153,434     7,000      158,709        8,439       146,434           0
84   158,709     7,000      164,406        8,729       151,709           0
85   164,406     7,000      170,558        9,042       157,406           0
86   170,558     7,000      177,203        9,381       163,558           0
87   177,203     7,000      184,379        9,746       170,203           0
88   184,379     7,000      192,129       10,141       177,379           0
89   192,129     7,000      200,500       10,567       185,129           0
----------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life
Riders

In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction of your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required at the first death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment options, due proof of death and any required forms at our Service Center.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

Termination of Death Benefit Rider Option When Contract Assigned or Sold

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant if the owner or joint owner is a non-natural entity;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment choices. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan
       (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, we will pay the proceeds over a period of five years following the date of death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice (1) or (2), unless payment choice (3) is timely elected. If payment choice (3) is elected, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. (Income payments may begin on a different date from the Payment Protection Plan(s) pursuant to the election of Principal Protection Advantage under the terms of that rider. See the "Principal Protection Advantage" provision of this section.) An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments up to the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus or Lifetime Income Plus 2007 has been elected and an Annuitant is at least age 90, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

This rider may not be available in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date; and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the

       Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                   Level   Guaranteed Change in  Adjustment            Net
         Annual   Income    Payment   Adjustment  Account             Annual
 Annuity Income   Amount     Floor     Account    Balance   Monthly Investment
  Year   Amount  (Monthly) (Monthly)  (Annually) (Monthly)  Income    Return
 -----------------------------------------------------------------------------
   1     $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
   2       7,879     657       750       1,121      2,463      750     7.0%
   3       8,106     676       750         894      3,357      750     7.0%
   4       8,340     695       750         660      4,017      750     7.0%
   5       8,581     715       750         419      4,436      750     7.0%
   6       8,828     736       750         172      4,608      750     7.0%
   7       9,083     757       750         (83)     4,525      750     7.0%
   8       9,345     779       750        (345)     4,181      750     7.0%
   9       9,614     801       750        (614)     3,566      750     7.0%
   10      9,892     824       750        (892)     2,675      750     7.0%
   11     10,177     848       750      (1,177)     1,498      750     7.0%
   12     10,471     873       750      (1,471)        27      750     7.0%
   13     10,773     898       750         (27)         0      895     7.0%
   14     11,083     924       750           0          0      924     7.0%
   15     11,403     950       750           0          0      950     7.0%
   16     11,732     978       750           0          0      978     7.0%
   17     12,070   1,006       750           0          0    1,006     7.0%
   18     12,419   1,035       750           0          0    1,035     7.0%
   19     12,777   1,065       750           0          0    1,065     7.0%
   20     13,145   1,095       750           0          0    1,095     7.0%
 -----------------------------------------------------------------------------

(1) The income base is the converted benefit base and is assumed to be $100,000.

(2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

(3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

(4) The level income amount is equal to the annual income amount divided by 12.

(5) The guaranteed payment floor is 9% of the income base divided by 12.

(6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12, while the adjustment account is greater than zero.

(7) The adjustment account balance is the sum of the changes in the adjustment account.

(8) The monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.

Examples

The following examples show how the rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583      $ 40     $100,000
   2     6,266   522       583      583       101       93,000
   3     6,025   502       583      583       183       86,000
   4     5,794   483       583      583       283       79,000
   5     5,571   464       583      583       402       72,000
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base minus the sum of all monthly income paid.

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments or partial withdrawals;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the owner resets benefit base on each contract anniversary;

   (7) the Annuity Commencement Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

  (10) there is no premium tax.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,778  $565      $607     $607     $  502    $104,000
   2     6,517   543       607      607      1,265      96,720
   3     6,267   522       607      607      2,278      89,440
   4     6,026   502       607      607      3,532      82,160
   5     5,794   483       607      607      5,019      74,880
---------------------------------------------------------------



The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $104,000 x .06517 = $6,778). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $565 ($6,778 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($104,000 x .07) / 12 = $607). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $607 and $565. The additional death proceeds equal the income base minus the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base -- Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract

Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income Payments.   The subsequent annual income amounts under the
applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

The Adjustment Account.   An adjustment account is established on the Income
Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero. One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                        Guaranteed Change in  Adjustment               Net
         Annual  Level   Payment   Adjustment  Account    Monthly     Annual
 Annuity Income  Income   Floor     Account    Balance     Income   Investment
  Year   Amount  Amount (monthly)  (monthly)  (annually) (annually)   Return
 -----------------------------------------------------------------------------
    1    $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
    2     12,600  1,050    1,100        600      1,800      1,100       7.9%
    3     13,200  1,100    1,100          0      1,800      1,100       7.7%
    4     13,800  1,150    1,100       -600      1,200      1,100       7.5%
    5     14,400  1,200    1,100     -1,200          0      1,100       7.3%
    6     15,000  1,250    1,100          0          0      1,250       7.1%
    7     15,600  1,300    1,100          0          0      1,300     -20.8%
    8     12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $333     $531       $0      $100,000
   2     6,188   516       333      516        0        93,627
   3     6,008   501       333      501        0        87,439
   4     5,833   486       333      486        0        81,431
   5     5,663   472       333      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income that it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are subject to tax as partial withdrawals.

Any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage are also subject to tax as partial withdrawals.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed in the same manner as an income payment if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation;

vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefits riders may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any requests for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

During 2006, 2005 and 2004, $8.7 million, $5.3 million and $5.9 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

   Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

State Regulation

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, Genworth Financial, Inc. ("Genworth") received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. In the subpoena, Genworth is defined as including, among other things, its subsidiaries and affiliates. We cooperated with Genworth in connection with Genworth's response to the SEC's subpoena in June and July 2005 and will cooperate with respect to any follow-up requests or inquiries. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. We will cooperate with respect to any follow-up requests or inquiries. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena and will cooperate with respect to any follow-up requests or inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Variable Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Variable Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/07 $10,000  $10,000     $10,000
3/31/15           20,000      20,000
3/31/16           14,000      10,000
---------------------------------------

If a partial withdrawal of $7,000 is taken on March 31, 2016, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                             Death
End of Annuitant's Contract Benefit
 Year      Age      Value   Amount
------------------------------------
  1        76      $103,000 $103,000
  2        77       112,000  112,000
  3        78        90,000  112,000
  4        79       135,000  135,000
  5        80       130,000  135,000
  6        81       150,000  150,000
  7        82       125,000  135,000
  8        83       145,000  145,000
------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                            No Rider Option Elected

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares           $ 9.57            $10.03         40,015    2006
                                                                    8.92              9.57         25,009    2005
                                                                    8.49              8.92         25,078    2004
                                                                    6.65              8.49         15,406    2003
                                                                    8.92              6.65         10,256    2002
                                                                   10.00              8.92          4,333    2001
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares             11.49             16.11          6,522    2006
                                                                   10.00             11.49          1,941    2005
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                10.00             10.20          2,922    2006
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B         10.47             12.08        289,338    2006
                                                                   10.16             10.47        270,520    2005
                                                                    9.27             10.16        228,096    2004
                                                                    7.12              9.27        163,858    2003
                                                                    9.29              7.12        113,958    2002
                                                                   10.00              9.29         32,844    2001
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B           8.86              8.68        104,690    2006
                                                                    7.83              8.86        108,171    2005
                                                                    7.33              7.83         63,772    2004
                                                                    6.03              7.33         43,827    2003
                                                                    8.85              6.03         42,999    2002
                                                                   10.00              8.85         20,916    2001
-----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                               14.41             16.62          9,003    2006
                                                                   13.97             14.41          3,345    2005
                                                                   12.55             13.97             --    2004
                                                                    9.84             12.55             --    2003
                                                                   10.00              9.84             --    2002
-----------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                 15.10             18.60         16,250    2006
                                                                   13.53             15.10            684    2005
                                                                   11.94             13.53            310    2004
                                                                    9.73             11.94             --    2003
                                                                   10.00              9.73             --    2002
-----------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                         13.02             12.41         14,154    2006
                                                                   12.93             13.02          8,368    2005
                                                                   11.86             12.93            989    2004
                                                                    9.63             11.86             --    2003
                                                                   10.00              9.63             --    2002
-----------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                          $14.73            $17.23         15,632    2006
                                                                     14.23             14.73         10,661    2005
                                                                     12.63             14.23          2,261    2004
                                                                      9.94             12.63            275    2003
                                                                     10.00              9.94             --    2002
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            9.96              9.97         21,871    2006
                                                                     10.00              9.96          5,721    2005
-------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --         15.36             16.32          5,551    2006
   Initial Shares                                                    14.28             15.36          2,063    2005
                                                                     12.66             14.28          1,138    2004
                                                                      9.75             12.66          1,108    2003
                                                                     10.00              9.75             --    2002
-------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio          9.93             10.23         18,433    2006
                                                                      9.81              9.93         14,505    2005
                                                                      9.90              9.81         16,920    2004
                                                                      9.99              9.90           4.74    2003
                                                                     10.00              9.99             --    2002
-------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --               8.02              8.63         15,679    2006
   Initial Shares                                                     7.85              8.02         12,560    2005
                                                                      7.50              7.85         12,167    2004
                                                                      6.04              7.50         12,095    2003
                                                                      8.63              6.04          7,848    2002
                                                                     10.00              8.63          1,048    2001
-------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                14.78             17.22         18,039    2006
                                                                     13.95             14.78         10,236    2005
                                                                     12.46             13.95          4,196    2004
                                                                      9.61             12.46          4,403    2003
                                                                     10.00              9.61             --    2002
-------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares               17.97             22.07         10,204    2006
                                                                     16.61             17.97          4,010    2005
                                                                     13.43             16.61            522    2004
                                                                      9.62             13.43            522    2003
                                                                     10.00              9.62             --    2002
-------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                               15.26             15.10          2,418    2006
                                                                     14.99             15.26            890    2005
                                                                     14.99             14.99            540    2004
                                                                     10.40             14.99            349    2003
                                                                     10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                       10.50             10.92        296,221    2006
                                                                     10.25             10.50        215,583    2005
                                                                     10.12             10.25        167,089    2004
                                                                      9.97             10.12         52,650    2003
                                                                     10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                  14.72             14.50         86,629    2006
                                                                     13.95             14.72         26,115    2005
                                                                     13.33             13.95         15,863    2004
                                                                     10.40             13.33          3,671    2003
                                                                     10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                     $13.86            $15.22       1,023,708   2006
                                                                      12.06             13.86         729,211   2005
                                                                      10.62             12.06         203,828   2004
                                                                       8.41             10.62          72,701   2003
                                                                       9.44              8.41          29,566   2002
                                                                      10.00              9.44           3,048   2001
--------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                      11.03             13.03         291,425   2006
                                                                      10.60             11.03         297,600   2005
                                                                       9.67             10.60         254,864   2004
                                                                       7.54              9.67         157,498   2003
                                                                       9.24              7.54          72,137   2002
                                                                      10.00              9.24          16,406   2001
--------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                            17.62             19.52         500,479   2006
                                                                      15.15             17.62         406,238   2005
                                                                      12.33             15.15         170,648   2004
                                                                       9.05             12.33          74,762   2003
                                                                      10.21              9.05          46,954   2002
                                                                      10.00             10.21           9,631   2001
--------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                   10.41             12.13         468,931   2006
                                                                      10.00             10.41         108,060   2005
--------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         13.05             14.27          22,072   2006
                                                                      13.11             13.05           7,699   2005
                                                                      12.32             13.11           2,087   2004
                                                                       9.85             12.32             971   2003
                                                                      10.00              9.85              --   2002
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     14.61             17.04          73,417   2006
                                                                      13.41             14.61           8,547   2005
                                                                      12.08             13.41           2,931   2004
                                                                       9.79             12.08           2,707   2003
                                                                      10.00              9.79              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 15.82             18.93          32,950   2006
                                                                      14.57             15.82          10,579   2005
                                                                      12.47             14.57           4,809   2004
                                                                       9.57             12.47             921   2003
                                                                      10.00              9.57              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            15.28             18.24          14,714   2006
                                                                      14.97             15.28          10,423   2005
                                                                      13.13             14.97           1,003   2004
                                                                      10.09             13.13             740   2003
                                                                      10.00             10.09             374   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                  10.00             11.05          12,504   2006
--------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 12.46             13.97       1,021,926   2006
                                                                      12.19             12.46         974,704   2005
                                                                      11.44             12.19         390,819   2004
                                                                      10.00             11.44          11,203   2003
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 10.00             10.62         203,015   2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                      $10.85            $11.13         29,359    2006
                                                                       10.71             10.85         25,292    2005
                                                                       10.42             10.71         12,165    2004
                                                                       10.19             10.42          7,394    2003
                                                                       10.00             10.19             --    2002
---------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                       16.40             19.73          2,087    2006
                                                                       15.03             16.40          1,079    2005
                                                                       12.89             15.03             --    2004
                                                                        9.87             12.89             --    2003
                                                                       10.00              9.87             --    2002
---------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                              16.67             19.20         31,643    2006
                                                                       15.49             16.67         29,101    2005
                                                                       12.98             15.49         14,229    2004
                                                                       10.16             12.98          9,374    2003
                                                                       10.00             10.16            152    2002
---------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                              16.45             18.65          5,648    2006
                                                                       16.14             16.45          5,472    2005
                                                                       12.88             16.14          2,862    2004
                                                                        9.61             12.88          1,125    2003
                                                                       10.00              9.61             --    2002
---------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                 13.36             15.35          2,386    2006
                                                                       13.38             13.36          1,826    2005
                                                                       12.40             13.38          1,739    2004
                                                                        9.82             12.40          1,637    2003
                                                                       10.00              9.82             --    2002
---------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                        10.00             10.71            733    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                       10.00             10.44         20,650    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1              10.00             11.01             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1             10.00             10.00            229    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                    10.00             10.87             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                 10.00             10.44         15,553    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                 10.00             10.22             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1         10.00             10.28          6,621    2006
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares          8.25              8.72        147,902    2006
                                                                        8.03              8.25        135,434    2005
                                                                        7.47              8.03        108,120    2004
                                                                        6.19              7.47         72,388    2003
                                                                        8.68              6.19         40,187    2002
                                                                       10.00              8.68          2,249    2001
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               11.84             12.42         18,139    2006
                                                                       11.82             11.84         14,708    2005
                                                                       11.16             11.82          5,593    2004
                                                                       10.28             11.16          1,406    2003
                                                                       10.00             10.28             --    2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   12.68             13.95         80,925    2006
                                                                       12.54             12.68         33,576    2005
                                                                       11.46             12.54         13,950    2004
                                                                       10.03             11.46         12,124    2003
                                                                       10.00             10.03            152    2002
---------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $13.86            $14.71        112,072    2006
                                                                      13.41             13.86        111,510    2005
                                                                      12.77             13.41         71,661    2004
                                                                       9.91             12.77          8,853    2003
                                                                      10.00              9.91             --    2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   10.27             11.61        367,668    2006
                                                                       9.85             10.27        282,120    2005
                                                                       9.16              9.85        231,025    2004
                                                                       7.35              9.16        166,822    2003
                                                                       9.21              7.35        128,125    2002
                                                                      10.00              9.21         12,321    2001
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         17.02             19.23        119,401    2006
                                                                      15.74             17.02        121,746    2005
                                                                      13.40             15.74         64,389    2004
                                                                       9.43             13.40         26,082    2003
                                                                      10.00              9.43            160    2002
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 13.11             14.09        173,957    2006
                                                                      12.78             13.11        156,318    2005
                                                                      11.84             12.78        115,339    2004
                                                                       9.78             11.84         72,936    2003
                                                                      10.04              9.78         26,611    2002
                                                                      10.00             10.04          5,392    2001
--------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                9.99             10.24         28,289    2006
                                                                      10.00              9.99         23,350    2005
--------------------------------------------------------------------------------------------------------------------

                    Enhanced Payment Benefit Option Elected

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares             $10.59            $11.08         35,344    2006
                                                                      9.89             10.59         16,101    2005
                                                                      9.43              9.89         16,724    2004
                                                                      7.40              9.43         12,730    2003
                                                                     10.00              7.40          5,694    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares               11.48             16.07          9,702    2006
                                                                     10.00             11.48          1,448    2005
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                  10.00             10.19         17,928    2006
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           11.08             12.75        276,360    2006
                                                                     10.76             11.08        284,268    2005
                                                                      9.84             10.76        261,035    2004
                                                                      7.56              9.84        169,732    2003
                                                                     10.00              7.56         70,629    2002
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            10.43             10.20        105,678    2006
                                                                      9.23             10.43         90,714    2005
                                                                      8.66              9.23         86,258    2004
                                                                      7.13              8.66         66,220    2003
                                                                     10.00              7.13         10,095    2002
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 14.33             16.52         18,291    2006
                                                                     13.92             14.33         17,840    2005
                                                                     12.52             13.92         11,847    2004
                                                                      9.84             12.52          8,523    2003
                                                                     10.00              9.84             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   15.02             18.48         16,433    2006
                                                                     13.48             15.02         11,433    2005
                                                                     11.92             13.48          8,770    2004
                                                                      9.73             11.92          2,047    2003
                                                                     10.00              9.73             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                        12.96             12.33         46,439    2006
                                                                     12.89             12.96         45,479    2005
                                                                     11.83             12.89         29,179    2004
                                                                      9.63             11.83            662    2003
                                                                     10.00              9.63             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                           14.66             17.12         94,935    2006
                                                                     14.18             14.66         97,809    2005
                                                                     12.61             14.18         87,690    2004
                                                                      9.94             12.61         63,811    2003
                                                                     10.00              9.94             --    2002
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            9.95              9.95         23,394    2006
                                                                     10.00              9.95         15,057    2005
-------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --         15.29             16.21          3,847    2006
   Initial Shares                                                    14.23             15.29          3,849    2005
                                                                     12.63             14.23          3,913    2004
                                                                      9.75             12.63          1,353    2003
                                                                     10.00              9.75             --    2002
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio        $ 9.88            $10.17         56,061    2006
                                                                      9.78              9.88         50,673    2005
                                                                      9.88              9.78         57,513    2004
                                                                      9.99              9.88            550    2003
                                                                     10.00              9.99             --    2002
-------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --               9.35             10.05         22,401    2006
   Initial Shares                                                     9.17              9.35         21,848    2005
                                                                      8.77              9.17         18,353    2004
                                                                      7.08              8.77          2,414    2003
                                                                     10.00              7.08             --    2002
-------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                14.71             17.11         35,208    2006
                                                                     13.90             14.71         30,460    2005
                                                                     12.44             13.90         29,297    2004
                                                                      9.61             12.44         17,801    2003
                                                                     10.00              9.61             --    2002
-------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares               17.88             21.92         40,177    2006
                                                                     16.55             17.88         25,761    2005
                                                                     13.40             16.55         20,023    2004
                                                                      9.62             13.40          3,257    2003
                                                                     10.00              9.62             --    2002
-------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                               15.18             15.00         10,491    2006
                                                                     14.94             15.18         10,180    2005
                                                                     14.96             14.94          6,392    2004
                                                                     10.40             14.96          2,760    2003
                                                                     10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                       10.44             10.85        328,257    2006
                                                                     10.22             10.44        333,526    2005
                                                                     10.10             10.22        250,029    2004
                                                                      9.97             10.10         28,306    2003
                                                                     10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                  14.64             14.41         44,402    2006
                                                                     13.90             14.64         41,445    2005
                                                                     13.30             13.90         33,095    2004
                                                                     10.40             13.30         13,554    2003
                                                                     10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                     14.41             15.80        450,637    2006
                                                                     12.55             14.41        398,677    2005
                                                                     11.08             12.55        266,394    2004
                                                                      8.78             11.08        135,316    2003
                                                                     10.00              8.78         60,564    2002
-------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                     11.43             13.48        240,836    2006
                                                                     11.00             11.43        224,213    2005
                                                                     10.05             11.00        213,582    2004
                                                                      7.85             10.05        102,175    2003
                                                                     10.00              7.85         33,456    2002
-------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                           17.00             18.81        200,338    2006
                                                                     14.64             17.00        203,574    2005
                                                                     11.94             14.64        146,394    2004
                                                                      8.77             11.94         95,913    2003
                                                                     10.00              8.77         48,119    2002
-------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                  $10.40            $12.10        182,453    2006
                                                                      10.00             10.40         28,591    2005
--------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         12.99             14.17         22,384    2006
                                                                      13.06             12.99         19,756    2005
                                                                      12.30             13.06         17,459    2004
                                                                       9.85             12.30          6,139    2003
                                                                      10.00              9.85             --    2002
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     14.53             16.93         35,958    2006
                                                                      13.36             14.53         22,235    2005
                                                                      12.05             13.36         22,138    2004
                                                                       9.79             12.05          6,192    2003
                                                                      10.00              9.79             --    2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 15.74             18.81         93,313    2006
                                                                      14.52             15.74         77,610    2005
                                                                      12.45             14.52         71,929    2004
                                                                       9.57             12.45         43,314    2003
                                                                      10.00              9.57             --    2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            15.20             18.12         14,426    2006
                                                                      14.92             15.20         12,832    2005
                                                                      13.10             14.92          6,665    2004
                                                                      10.09             13.10            896    2003
                                                                      10.00             10.09             --    2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                  10.00             11.04          3,722    2006
--------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 12.41             13.89        288,046    2006
                                                                      12.16             12.41        235,563    2005
                                                                      11.42             12.16        202,048    2004
                                                                      10.00             11.42         31,429    2003
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 10.00             10.61         34,598    2006
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
--------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                      10.79             11.06        139,417    2006
                                                                      10.64             10.79        143,327    2005
                                                                      10.40             10.64         99,245    2004
                                                                      10.19             10.40         23,893    2003
                                                                      10.00             10.19             --    2002
--------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                      16.32             19.60         14,622    2006
                                                                      14.98             16.32          7,521    2005
                                                                      12.86             14.98          4,494    2004
                                                                       9.87             12.86            950    2003
                                                                      10.00              9.87             --    2002
--------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                             16.59             19.07        151,223    2006
                                                                      15.44             16.59        152,287    2005
                                                                      12.96             15.44        122,140    2004
                                                                      10.16             12.96         52,773    2003
                                                                      10.00             10.16             --    2002
--------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                             16.37             18.53         17,540    2006
                                                                      16.09             16.37         18,831    2005
                                                                      12.86             16.09         15,882    2004
                                                                       9.61             12.86          4,609    2003
                                                                      10.00              9.61             --    2002
--------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                $13.29            $15.25          8,431    2006
                                                                       13.33             13.29          9,679    2005
                                                                       12.37             13.33          8,192    2004
                                                                        9.82             12.37          2,737    2003
                                                                       10.00              9.82             --    2002
---------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                        10.00             10.70             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                       10.00             10.43          1,294    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1              10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1             10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                    10.00             10.86             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                 10.00             10.43          2,350    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                 10.00             10.21             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1         10.00             10.27             --    2006
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares          9.61             10.14         79,976    2006
                                                                        9.37              9.61         91,062    2005
                                                                        8.73              9.37         82,552    2004
                                                                        7.24              8.73         51,479    2003
                                                                       10.00              7.24         20,603    2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               11.78             12.33         35,099    2006
                                                                       11.78             11.78         29,430    2005
                                                                       11.13             11.78         13,199    2004
                                                                       10.28             11.13          5,724    2003
                                                                       10.00             10.28             --    2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   12.62             13.86        100,223    2006
                                                                       12.50             12.62         78,093    2005
                                                                       11.44             12.50         38,814    2004
                                                                       10.03             11.44          5,547    2003
                                                                       10.00             10.03             --    2002
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           13.79             14.61        207,571    2006
                                                                       13.37             13.79        218,436    2005
                                                                       12.74             13.37        199,631    2004
                                                                        9.91             12.74         66,420    2003
                                                                       10.00              9.91             --    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    10.89             12.29        342,806    2006
                                                                       10.46             10.89        343,711    2005
                                                                        9.74             10.46        331,477    2004
                                                                        7.83              9.74        242,188    2003
                                                                       10.00              7.83        127,593    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          16.94             19.11        132,372    2006
                                                                       15.69             16.94        116,049    2005
                                                                       13.38             15.69         97,208    2004
                                                                        9.43             13.38         53,612    2003
                                                                       10.00              9.43             --    2002
---------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares          $12.97            $13.92        175,777    2006
                                                                12.66             12.97        146,080    2005
                                                                11.74             12.66        130,738    2004
                                                                 9.71             11.74         76,350    2003
                                                                10.00              9.71         39,904    2002
--------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares          9.98             10.21         36,640    2006
                                                                10.00              9.98         18,052    2005
--------------------------------------------------------------------------------------------------------------

               Annual Step-Up Death Benefit Rider Option Elected

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                 $ 9.48            $ 9.91         1,262     2006
   Fund -- Series I shares                       8.86              9.48           671     2005
                                                 8.45              8.86           696     2004
                                                 6.63              8.45         1,093     2003
                                                 8.91              6.63           988     2002
                                                10.00              8.91           302     2001
----------------------------------------------------------------------------------------------
 AIM V.I. Global Real Estate                    11.47             16.05            --     2006
   Fund -- Series II shares                     10.00             11.47            --     2005
----------------------------------------------------------------------------------------------
 AIM V.I. Large Cap Growth
   Fund -- Series I shares                      10.00             10.19            --     2006
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
 Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income            10.38             11.94        43,952     2006
   Portfolio -- Class B                         10.09             10.38        53,117     2005
                                                 9.22             10.09        54,273     2004
                                                 7.09              9.22        63,264     2003
                                                 9.28              7.09        64,654     2002
                                                10.00              9.28        16,785     2001
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth              8.78              8.58        16,785     2006
   Portfolio -- Class B                          7.77              8.78        30,628     2005
                                                 7.29              7.77        17,236     2004
                                                 6.01              7.29        18,188     2003
                                                 8.84              6.01         6,812     2002
                                                10.00              8.84         2,429     2001
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
 Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             14.31             16.48            --     2006
                                                13.91             14.31            --     2005
                                                12.51             13.91            --     2004
                                                 9.83             12.51            --     2003
                                                10.00              9.83            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               14.99             18.44            --     2006
                                                13.46             14.99            --     2005
                                                11.91             13.46            --     2004
                                                 9.72             11.91            --     2003
                                                10.00              9.72            --     2002
----------------------------------------------------------------------------------------------
 VP Ultra(R) Fund -- Class I                    12.93             12.31            --     2006
                                                12.87             12.93            --     2005
                                                11.83             12.87            --     2004
                                                 9.63             11.83            --     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       14.63             17.08            --     2006
                                                14.17             14.63            --     2005
                                                12.60             14.17            --     2004
                                                 9.93             12.60            --     2003
                                                10.00              9.93            --     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class           9.94              9.94         2,012     2006
   II                                           10.00              9.94            --     2005
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment                            $15.26            $16.17            --     2006
   Portfolios -- MidCap Stock                   14.21             15.26            --     2005
   Portfolio -- Initial Shares                  12.63             14.21            --     2004
                                                 9.74             12.63            --     2003
                                                10.00              9.74            --     2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                     9.85             10.14            --     2006
   Fund -- Money Market Portfolio                9.76              9.85            --     2005
                                                 9.87              9.76            --     2004
                                                 9.98              9.87            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                7.94              8.53           585     2006
   Growth Fund, Inc. -- Initial Shares           7.79              7.94           575     2005
                                                 7.46              7.79           539     2004
                                                 4.57              7.46           565     2003
                                                 8.62              4.57            --     2002
                                                10.00              8.62            --     2001
----------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity                  14.68             17.07            --     2006
   VIP -- Class B Shares                        13.89             14.68            --     2005
                                                12.43             13.89            --     2004
                                                 9.61             12.43            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value                 17.85             21.87            --     2006
   VIP -- Class B Shares                        16.53             17.85            --     2005
                                                13.39             16.53            --     2004
                                                 9.61             13.39            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares           15.15             14.97            --     2006
                                                14.92             15.15            --     2005
                                                14.95             14.92            --     2004
                                                10.40             14.95            --     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.43             10.82        27,567     2006
                                                10.21             10.43        23,505     2005
                                                10.09             10.21        36,250     2004
                                                 9.96             10.09        26,638     2003
                                                10.00              9.96            --     2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              14.62             14.38         2,336     2006
                                                13.89             14.62         2,274     2005
                                                13.29             13.89         2,410     2004
                                                10.40             13.29         2,410     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         13.73             15.05        12,607     2006
   Class 2                                      11.97             13.73         6,244     2005
                                                10.57             11.97         5,576     2004
                                                 8.38             10.57         8,161     2003
                                                 9.43              8.38         3,086     2002
                                                10.00              9.43           808     2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service        $10.92            $12.88        26,754     2006
   Class 2                                      10.52             10.92        26,910     2005
                                                 9.62             10.52        26,278     2004
                                                 7.52              9.62        26,370     2003
                                                 9.23              7.52         9,911     2002
                                                10.00              9.23         2,062     2001
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         17.46             19.30        10,501     2006
   2                                            15.04             17.46        12,515     2005
                                                12.27             15.04        13,468     2004
                                                 9.02             12.27        26,957     2003
                                                10.20              9.02        13,738     2002
                                                10.00             10.20         1,571     2001
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
 Products Trust
----------------------------------------------------------------------------------------------
 Franklin Income Securities                     10.39             12.09         1,745     2006
   Fund -- Class 2 Shares                       10.00             10.39            --     2005
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities           12.96             14.14            --     2006
   Fund -- Class 2 Shares                       13.05             12.96            --     2005
                                                12.29             13.05            --     2004
                                                 9.84             12.29            --     2003
                                                10.00              9.84            --     2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         14.51             16.90         1,819     2006
   2 Shares                                     13.34             14.51         1,819     2005
                                                12.05             13.34         1,819     2004
                                                 9.79             12.05         1,818     2003
                                                10.00              9.79            --     2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   15.70             18.77            --     2006
   Fund -- Class 2 Shares                       14.50             15.70            --     2005
                                                12.44             14.50            --     2004
                                                 9.56             12.44            --     2003
                                                10.00              9.56            --     2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              15.17             18.08            --     2006
   Fund -- Class 2 Shares                       14.90             15.17            --     2005
                                                13.09             14.90            --     2004
                                                10.09             13.09            --     2003
                                                10.00             10.09            --     2002
----------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund --
   Class 2 Shares                               10.00             11.04            --     2006
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares            12.39             13.86        14,668     2006
                                                12.15             12.39        15,026     2005
                                                11.42             12.15         9,115     2004
                                                10.00             11.42         8,700     2003
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares            10.00             10.61            --     2006
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                 10.77             11.04            --     2006
                                                10.66             10.77            --     2005
                                                10.39             10.66            --     2004
                                                10.19             10.39            --     2003
                                                10.00             10.19            --     2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 16.29             19.56            --     2006
                                                14.96             16.29            --     2005
                                                12.85             14.96            --     2004
                                                 9.87             12.85            --     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                       $16.56            $19.03         1,696     2006
                                                15.42             16.56         1,695     2005
                                                12.95             15.42         1,695     2004
                                                 9.87             12.95         1,695     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        16.34             18.49         1,721     2006
                                                16.07             16.34         1,721     2005
                                                12.85             16.07         1,721     2004
                                                 9.61             12.85         1,721     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio           13.27             15.22            --     2006
                                                13.31             13.27            --     2005
                                                12.36             13.31            --     2004
                                                 9.81             12.36            --     2003
                                                10.00              9.81            --     2002
----------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Balanced
   Portfolio 1                                  10.00             10.70            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Core Bond
   Portfolio 1                                  10.00             10.43            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Diversified
   Equity Portfolio 1                           10.00             11.00            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Diversified
   Mid Cap Portfolio 1                          10.00              9.99            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Equity Index
   Portfolio 1                                  10.00             10.86            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Government
   Bond Portfolio 1                             10.00             10.43            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio 1                           10.00             10.21            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Intrepid Mid
   Cap Growth Portfolio 1                       10.00             10.27            --     2006
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                   8.17              8.62         5,923     2006
   Series -- Service Class Shares                7.97              8.17         6,448     2005
                                                 7.44              7.97         6,521     2004
                                                 6.17              7.44         5,766     2003
                                                 8.67              6.17        15,424     2002
                                                10.00              8.67           504     2001
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income                        11.76             12.31            --     2006
   Series -- Service Class Shares               11.77             11.76            --     2005
                                                11.13             11.77            --     2004
                                                10.27             11.13            --     2003
                                                10.00             10.27            --     2002
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          12.59             13.83            --     2006
   Class Shares                                 12.48             12.59            --     2005
                                                11.43             12.48            --     2004
                                                10.02             11.43            --     2003
                                                10.00             10.02            --     2002
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               13.77             14.58           238     2006
   Fund/VA -- Service Shares                    13.35             13.77           267     2005
                                                12.73             13.35           109     2004
                                                 9.91             12.73            --     2003
                                                10.00              9.91            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                       $10.17            $11.48        23,006     2006
   Fund/VA -- Service Shares                     9.78             10.17        25,255     2005
                                                 9.11              9.78        23,156     2004
                                                 7.33              9.11        34,292     2003
                                                 9.20              7.33        24,867     2002
                                                10.00              9.20         2,197     2001
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              16.91             19.07         4,327     2006
   Fund/VA -- Service Shares                    15.67             16.91         4,358     2005
                                                13.37             15.67         4,764     2004
                                                 9.40             13.37         4,423     2003
                                                10.00              9.40            --     2002
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         12.99             13.93        17,739     2006
   Class Shares                                 12.68             12.99        18,941     2005
                                                11.77             12.68        19,854     2004
                                                 9.74             11.77        26,070     2003
                                                10.03              9.74        13,819     2002
                                                10.00             10.03           317     2001
----------------------------------------------------------------------------------------------
 Low Duration
   Portfolio -- Administrative Class             9.97             10.20            --     2006
   Shares                                       10.00              9.97            --     2005
----------------------------------------------------------------------------------------------

Annual Step-Up Death Benefit Rider and Enhanced Payment Benefit Options Elected

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                 $10.51            $10.97         5,954     2006
   Fund -- Series I shares                       9.83             10.51         2,675     2005
                                                 9.39              9.83         2,844     2004
                                                 7.38              9.39         2,931     2003
                                                10.00              7.38            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Global Real Estate                    11.46             16.01           154     2006
   Fund -- Series II shares                     10.00             11.46            --     2005
----------------------------------------------------------------------------------------------
 AIM V.I. Large Cap Growth -- Series I
   shares                                       10.00             10.18            --     2006
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
 Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income            10.99             12.63        80,359     2006
   Portfolio -- Class B                         10.70             10.99        86,656     2005
                                                 9.80             10.70        87,605     2004
                                                 7.55              9.80        72,558     2003
                                                10.00              7.55        29,436     2002
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth             10.35             10.10        17,631     2006
   Portfolio -- Class B                          9.18             10.35        17,191     2005
                                                 8.62              9.18        19,610     2004
                                                 7.12              8.62        16,464     2003
                                                10.00              7.12         3,300     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
 Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             14.23             16.37            --     2006
                                                13.86             14.23            --     2005
                                                12.49             13.86            --     2004
                                                 9.84             12.49            --     2003
                                                10.00              9.84            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               14.92             18.32           844     2006
                                                13.42             14.92         1,594     2005
                                                11.89             13.42            --     2004
                                                 9.73             11.89            --     2003
                                                10.00              9.73            --     2002
----------------------------------------------------------------------------------------------
 VP Ultra Fund -- Class I                       12.87             12.23           458     2006
                                                12.83             12.87         1,225     2005
                                                11.80             12.83         1,061     2004
                                                 9.63             11.80           902     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       14.56             16.97           211     2006
                                                14.12             14.56           155     2005
                                                12.57             14.12            --     2004
                                                 9.94             12.57            --     2003
                                                10.00              9.94            --     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class           9.93              9.91         4,617     2006
   II                                           10.00              9.93            --     2005
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment                             15.18             16.07           168     2006
   Portfolios -- MidCap Stock                   14.16             15.18            --     2005
   Portfolio -- Initial Shares                  12.60             14.16            --     2004
                                                 9.75             12.60            --     2003
                                                10.00              9.75            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                   $ 9.81            $10.08          3,383    2006
   Fund -- Money Market Portfolio                9.73              9.81          2,189    2005
                                                 9.85              9.73          3,207    2004
                                                 9.99              9.85             --    2003
                                                10.00              9.99             --    2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                9.27              9.95             --    2006
   Growth Fund, Inc. -- Initial Shares           9.12              9.27             --    2005
                                                 8.74              9.12             --    2004
                                                 7.06              8.74             --    2003
                                                10.00              7.06             --    2002
----------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity                  14.61             16.96          1,478    2006
   VIP -- Class B Shares                        13.84             14.61             --    2005
                                                12.40             13.84             --    2004
                                                 9.61             12.40             --    2003
                                                10.00              9.61             --    2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value                 17.76             21.73            340    2006
   VIP -- Class B Shares                        16.47             17.76            386    2005
                                                13.36             16.47            399    2004
                                                 9.62             13.36             38    2003
                                                10.00              9.62             --    2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares           15.08             14.87            582    2006
                                                14.87             15.08            582    2005
                                                14.92             14.87            582    2004
                                                10.40             14.92            582    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.37             10.75        119,311    2006
                                                10.17             10.37        119,710    2005
                                                10.07             10.17         73,987    2004
                                                 9.97             10.07          8,927    2003
                                                10.00              9.97             --    2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              14.55             14.28          2,277    2006
                                                13.84             14.55          2,222    2005
                                                13.27             13.84          2,313    2004
                                                10.40             13.27          1,094    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         14.30             15.65         50,160    2006
   Class 2                                      12.48             14.30         53,025    2005
                                                11.04             12.48         29,932    2004
                                                 8.77             11.04         13,793    2003
                                                10.00              8.77          2,258    2002
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service         11.34             13.35         61,282    2006
   Class 2                                      10.94             11.34         65,539    2005
                                                10.01             10.94         60,159    2004
                                                 7.84             10.01         52,444    2003
                                                10.00              7.84         22,674    2002
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         16.87             18.62         41,814    2006
   2                                            14.56             16.87         38,530    2005
                                                11.89             14.56         38,518    2004
                                                 8.76             11.89         44,549    2003
                                                10.00              8.76         42,836    2002
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
 Products Trust
----------------------------------------------------------------------------------------------
 Franklin Income Securities                     10.38             12.06         16,110    2006
   Fund -- Class 2 Shares                       10.00             10.38            907    2005
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities          $12.90            $14.05           406     2006
   Fund -- Class 2 Shares                       13.00             12.90            --     2005
                                                12.27             13.00            --     2004
                                                 9.85             12.27            --     2003
                                                10.00              9.85            --     2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         14.44             16.78         6,472     2006
   2 Shares                                     13.30             14.44           750     2005
                                                12.02             13.30           906     2004
                                                 9.79             12.02           906     2003
                                                10.00              9.79            --     2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   15.63             18.64         5,076     2006
   Fund -- Class 2 Shares                       14.45             15.63         2,319     2005
                                                12.41             14.45         2,253     2004
                                                 9.57             12.41           202     2003
                                                10.00              9.57            --     2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              15.10             17.96         1,288     2006
   Fund -- Class 2 Shares                       14.85             15.10         1,028     2005
                                                13.07             14.85           734     2004
                                                10.09             13.07           734     2003
                                                10.00             10.09            --     2002
----------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund
   -- Class 2 Shares                            10.00             11.03         3,452     2006
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares            12.34             13.79        14,965     2006
                                                12.12             12.34        11,682     2005
                                                11.41             12.12        12,533     2004
                                                10.00             11.41        10,503     2003
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares            10.00             10.60            --     2006
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                 10.72             10.97         7,635     2006
                                                10.62             10.72         5,541     2005
                                                10.37             10.62         7,683     2004
                                                10.19             10.37           534     2003
                                                10.00             10.19            --     2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 16.21             19.43         1,875     2006
                                                14.91             16.21         1,875     2005
                                                12.83             14.91         2,379     2004
                                                 9.87             12.83           973     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        16.48             18.91         3,115     2006
                                                15.36             16.48         3,083     2005
                                                12.92             15.36         3,884     2004
                                                10.16             12.92         1,094     2003
                                                10.00             10.16            --     2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        16.26             18.37         1,076     2006
                                                16.01             16.26         1,240     2005
                                                12.82             16.01         1,719     2004
                                                 9.61             12.82            40     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio           13.21             15.12         2,132     2006
                                                13.27             13.21         2,234     2005
                                                12.36             13.27         2,786     2004
                                                 9.82             12.36            --     2003
                                                10.00              9.82            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Balanced
   Portfolio 1                                 $10.00            $10.69             --    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Core Bond
   Portfolio 1                                  10.00             10.42             --    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Diversified
   Equity Portfolio 1                           10.00             10.99             --    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Diversified
   Mid Cap Portfolio 1                          10.00              9.98             --    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Equity Index
   Portfolio 1                                  10.00             10.85             --    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Government
   Bond Portfolio 1                             10.00             10.42          2,008    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Intrepid Mid
   Cap Growth Portfolio 1                       10.00             10.25             --    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio 1                           10.00             10.20             --    2006
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                   9.53             10.04         23,624    2006
   Series -- Service Class Shares                9.31              9.53         26,498    2005
                                                 8.70              9.31         34,396    2004
                                                 7.23              8.70         38,613    2003
                                                10.00              7.23         34,313    2002
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income                        11.70             12.23          3,984    2006
   Series -- Service Class Shares               11.73             11.70          3,648    2005
                                                11.10             11.73          1,208    2004
                                                10.28             11.10            952    2003
                                                10.00             10.28             --    2002
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          12.53             13.74          1,081    2006
   Class Shares                                 12.44             12.53          3,658    2005
                                                11.41             12.44            643    2004
                                                10.03             11.41            175    2003
                                                10.00             10.03             --    2002
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               13.70             14.49          4,896    2006
   Fund/VA -- Service Shares                    13.30             13.70          7,771    2005
                                                12.71             13.30          4,496    2004
                                                 9.91             12.71            997    2003
                                                10.00              9.91             --    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                        10.80             12.17        102,977    2006
   Fund/VA -- Service Shares                    10.40             10.80        114,447    2005
                                                 9.71             10.40        144,709    2004
                                                 7.82              9.71        168,642    2003
                                                10.00              7.82        136,697    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              16.82             18.94         17,510    2006
   Fund/VA -- Service Shares                    15.61             16.82         17,502    2005
                                                13.34             15.61         15,415    2004
                                                 9.43             13.34          8,173    2003
                                                10.00              9.43             --    2002
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         12.87             13.78         25,954    2006
   Class Shares                                 12.59             12.87         24,619    2005
                                                11.70             12.59         26,261    2004
                                                 9.70             11.70         22,290    2003
                                                10.00              9.70         12,000    2002
----------------------------------------------------------------------------------------------
 Low Duration
   Portfolio -- Administrative Class             9.96             10.18          1,290    2006
   Shares                                       10.00              9.96             --    2005
----------------------------------------------------------------------------------------------

                      Principal Payment Advantage Elected

                                                                                                             Number of
                                                                           Accumulation      Accumulation   Accumulation
                                                                          Unit Values at    Unit Values at Unit Values at
Subaccounts                                                             Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                       $10.72            $11.19             --     2006
                                                                               10.00             10.72             --     2005
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                         10.35             14.46             --     2006
                                                                               10.00             10.35             --     2005
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                            10.00             10.18             --     2006
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                     10.23             11.75         12,517     2006
                                                                               10.00             10.23          3,321     2005
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                      11.03             10.76          2,447     2006
                                                                               10.00             11.03          1,684     2005
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                           10.07             11.58          1,160     2006
                                                                               10.00             10.07             --     2005
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                             11.27             13.83          1,803     2006
                                                                               10.00             11.27             --     2005
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  10.27              9.75          1,741     2006
                                                                               10.00             10.27             --     2005
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     10.12             11.79            321     2006
                                                                               10.00             10.12             --     2005
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     10.09             10.06          8,608     2006
                                                                               10.00             10.09          2,217     2005
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --                   10.29             10.89             --     2006
   Initial Shares                                                              10.00             10.29             --     2005
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                   10.06             10.33          1,883     2006
                                                                               10.00             10.06             --     2005
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         10.10             10.83             --     2006
                                                                               10.00             10.10             --     2005
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                          10.26             11.91             --     2006
                                                                               10.00             10.26             --     2005
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                         10.36             12.67             --     2006
                                                                               10.00             10.36             --     2005
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                         10.40             10.25             --     2006
                                                                               10.00             10.40             --     2005
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 10.10             10.47             --     2006
                                                                               10.00             10.10             --     2005
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            10.67             10.48             --     2006
                                                                               10.00             10.67             --     2005
------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               10.91             11.94          4,729     2006
                                                                               10.00             10.91             --     2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                      $10.36            $12.20          7,131     2006
                                                                       10.00             10.36          2,807     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                             11.09             12.23          5,486     2006
                                                                       10.00             11.09          4,342     2005
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     9.76             11.33        542,781     2006
                                                                       10.00              9.76        197,473     2005
----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares          10.00             10.90          2,054     2006
                                                                       10.00             10.00             --     2005
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                      10.67             12.40          4,597     2006
                                                                       10.00             10.67             --     2005
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                  10.86             12.96          4,483     2006
                                                                       10.00             10.86             --     2005
----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares             10.33             12.96          4,483     2006
                                                                       10.00             10.33             --     2005
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                  10.28             11.48        658,952     2006
                                                                       10.00             10.28        299,414     2005
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                       10.00             10.23          1,686     2006
                                                                       10.00             10.00             --     2005
----------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                       11.09             13.29             85     2006
                                                                       10.00             11.09             --     2005
----------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                              10.07             11.55          1,494     2006
                                                                       10.00             10.07             --     2005
----------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                               9.95             11.24             --     2006
                                                                       10.00              9.95             --     2005
----------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                 10.04             11.50             --     2006
                                                                       10.00             10.04             --     2005
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                        10.00             10.68             --     2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                       10.00             10.41          2,716     2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1              10.00             10.98             --     2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1             10.00              9.98             --     2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                    10.00             10.85             --     2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                 10.00             10.42          2,712     2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                 10.00             10.20             --     2006
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1         10.00             10.25             --     2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         10.24             10.79          4,445     2006
                                                                       10.00             10.24          3,230     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                9.97             10.41             --     2006
                                                                       10.00              9.97             --     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   10.03             10.99        218,920     2006
                                                                       10.00             10.03        120,996     2005
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $10.37            $10.97            857     2006
                                                                      10.00             10.37             --     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   10.30             11.60         11,007     2006
                                                                      10.00             10.30             --     2005
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         10.53             11.85         10,557     2006
                                                                      10.00             10.53          5,057     2005
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 10.04             10.75         11,673     2006
                                                                      10.00             10.04          3,066     2005
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                9.99             10.19         42,888     2006
                                                                      10.00              9.99         15,622     2005
---------------------------------------------------------------------------------------------------------------------

                                  Lifetime Income Plus (for Joint Annuitant contracts) Elected

-
                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                            $10.00            $ 9.84             --
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                              10.00             12.71             --
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                 10.00             10.15             --
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          10.00             11.02             --
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           10.00              9.86             --
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                10.00             11.02             --
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  10.00             10.76          4,867
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       10.00              9.65             --
------------------------------------------------------------------------------------------------------------------------------
  UP Value Fund -- Class I                                                          10.00             11.16            713
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          10.00             10.14          2,331
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         10.00              9.75             --
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.00             10.17             --
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares              10.00             10.50             --
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               10.00             11.11             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                                  10.00             10.47             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              10.00              9.85             --
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.00             10.21             --
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                                  10.00             10.11             --
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                    10.00             10.24          7,915
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                    10.00             10.98             --
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                          10.00              9.78             --
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                 10.00             11.05        176,710
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                       10.00             10.68          3,339
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                   10.00             10.86          7,509
------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                               10.00             10.79          5,208
------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                         10.00             10.85             --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                                10.00             11.00             --
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                               10.00             10.56             --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                               10.00             10.57        268,531
------------------------------------------------------------------------------------------------------------------------------

                                  Lifetime Income Plus (for Joint Annuitant contracts) Elected

-



Subaccounts                                                                  Year
---------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                      2006
---------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                       2006
---------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                          2006
---------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   2006
---------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    2006
---------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         2006
---------------------------------------------------------------------------------
  VP International Fund -- Class I                                           2006
---------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                2006
---------------------------------------------------------------------------------
  UP Value Fund -- Class I                                                   2006
---------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   2006
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2006
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2006
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares       2006
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2006
---------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                           2006
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2006
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2006
---------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                           2006
---------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                             2006
---------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                             2006
---------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                   2006
---------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                          2006
---------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                2006
---------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                            2006
---------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        2006
---------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                  2006
---------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         2006
---------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2006
---------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                         $10.00            $10.32            --     2006
------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                          10.00             10.50            --     2006
------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                 10.00             10.82            --     2006
------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                 10.00              9.93            --     2006
------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                    10.00             10.92            --     2006
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                           10.00             10.66            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                          10.00             10.39         5,698     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1                 10.00             10.96            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1         10.00              9.95            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                       10.00             10.82            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                    10.00             10.39         5,688     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                    10.00             10.17            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio                     10.00             10.23            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares            10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                  10.00             10.39            --     2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                      10.00             10.66         8,494     2006
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares              10.00             10.16         1,944     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                       10.00             10.68        17,124     2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares             10.00              9.93            --     2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                     10.00             10.48         7,756     2006
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                   10.00             10.20            --     2006
------------------------------------------------------------------------------------------------------------------------

                                  Lifetime Income Plus (for Single Annuitant contracts) Elected

-
                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                            $10.00            $ 9.85              --
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                              10.00             12.72              --
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                 10.00             10.16              --
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          10.00             11.03              --
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           10.00              9.87              --
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                10.00             11.03              --
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  10.00             10.77          46,479
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       10.00              9.66              --
------------------------------------------------------------------------------------------------------------------------------
  UP Value Fund -- Class I                                                          10.00             11.17           6,825
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          10.00             10.15          22,264
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         10.00              9.76              --
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.00             10.18              --
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares              10.00             10.51              --
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               10.00             11.12              --
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                                  10.00             10.48              --
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              10.00              9.86              --
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.00             10.21              --
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                                  10.00             10.12              --
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                    10.00             10.25          50,181
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                    10.00             10.99              --
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                          10.00              9.79              --
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                 10.00             11.06       1,224,934
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                       10.00             10.70          31,894
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                   10.00             10.87          47,716
------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                               10.00             10.80          49,642
------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                         10.00             10.86              --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                                10.00             11.01              --
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                               10.00             10.58       1,425,470
------------------------------------------------------------------------------------------------------------------------------

                                  Lifetime Income Plus (for Single Annuitant contracts) Elected

-



Subaccounts                                                                  Year
---------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                      2006
---------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                       2006
---------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                          2006
---------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   2006
---------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    2006
---------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         2006
---------------------------------------------------------------------------------
  VP International Fund -- Class I                                           2006
---------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                2006
---------------------------------------------------------------------------------
  UP Value Fund -- Class I                                                   2006
---------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   2006
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2006
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2006
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares       2006
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2006
---------------------------------------------------------------------------------
  DWS Dreman Small Cap Value VIP -- Class B Shares                           2006
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2006
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2006
---------------------------------------------------------------------------------
  VT Worldwde Health Sciences Fund                                           2006
---------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                             2006
---------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                             2006
---------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                   2006
---------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                          2006
---------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                2006
---------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                            2006
---------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        2006
---------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                  2006
---------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         2006
---------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2006
---------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                          $10.00            $10.67             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                          10.00             10.40         54,505    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1                 10.00             10.97             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1         10.00              9.96             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                       10.00             10.83             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                    10.00             10.40         54,411    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                    10.00             10.18             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio                     10.00             10.24             --    2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares            10.00             10.26             --    2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                  10.00             10.40             --    2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                      10.00             10.67        107,883    2006
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares              10.00             10.17         18,528    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                       10.00             10.69        108,746    2006
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares             10.00              9.94             --    2006
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                     10.00             10.49         49,249    2006
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                   10.00             10.21             --    2006
------------------------------------------------------------------------------------------------------------------------

Payment Optimizer Plus was added effective January 5, 2007. Therefore, no condensed financial information is available with this option.

Lifetime Income Plus 2007 was added effective May 1, 2007. Therefore, no condensed financial information is available with this option.

TABLE OF CONTENTS

Statement of Additional Information

                                                                                                                 Page
The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-3
   Transfer of Annuity Units.................................................................................... B-3
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York...................................................... B-7
   IRS Required Distributions................................................................................... B-7

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life Insurance Company of New York....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form NY1155 4/00, to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date